Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information

24. Segment Information

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

The CODM uses gross profit for the Group’s four reportable segments to assess the Group’s overall performance, compare actual results to budgets, and guide decisions on capital investments and other resource allocations.

Aesthetic treatment services group

Segment of aesthetic treatment services group consists of amounts earned from aesthetic treatment services.

Platform service group

Segment of platform service group generates revenue primarily by providing information services and reservation services.

Wuhan Miracle

Wuhan Miracle segment mainly generates revenue from sales of medical equipment and maintenance services, which was acquired by the Group in July 2021.

24. Segment Information (Continued)

Others

Segment of others generates revenue primarily through sales of medical products, provision of medical aesthetic services displayed on the So-Young Prime, and insurance brokerage services.

The table below summarizes gross profit related segment information used by the CODM to evaluate the Group’s performance. The Group does not allocate any assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues:
Aesthetic treatment services group	12,959	169,263	674,903
Platform service group	889,908	736,607	499,685
Wuhan Miracle	268,756	269,551	200,356
Others	327,716	292,703	166,231
Total	1,499,339	1,468,124	1,541,175
Elimination	(1,310)	(1,426)	(17,765)
Consolidated total revenues	1,498,029	1,466,698	1,523,410

Cost of revenues:
Aesthetic treatment services group	(9,596)	(131,580)	(518,749)
Platform service group	(174,421)	(106,958)	(62,970)
Wuhan Miracle	(140,635)	(144,722)	(110,814)
Others	(220,358)	(185,450)	(104,776)
Total	(545,010)	(568,710)	(797,309)
Elimination	674	1,125	1,586
Consolidated total cost of revenues	(544,336)	(567,585)	(795,723)

Gross profit:
Aesthetic treatment services group	3,363	37,683	156,154
Platform service group	715,487	629,649	436,715
Wuhan Miracle	128,121	124,829	89,542
Others	107,358	107,253	61,455
Total	954,329	899,414	743,866
Elimination	(636)	(301)	(16,179)
Consolidated gross profit	953,693	899,113	727,687

24. Segment Information (Continued)

The following table sets forth the breakdown of net revenues by type of good or service for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Aesthetic treatment services group:
Aesthetic treatment services	12,959	169,263	674,903
Platform service group:
Information and reservation services	889,908	736,607	499,685
Wuhan Miracle:
Sales of medical products and maintenance services	268,756	269,551	200,356
Others:
Sales of medical products and maintenance services	66,092	99,855	85,248
Other services	261,624	192,848	80,983
Elimination	(1,310)	(1,426)	(17,765)
Total revenues	1,498,029	1,466,698	1,523,410

The following table presents the depreciation expenses of property and equipment in cost of revenues by segment for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Aesthetic treatment services group	8	172	4,490
Platform service group	588	438	87
Wuhan Miracle	1,220	1,101	1,173
Others	5,359	7,909	11,084
Total depreciation expenses of property and equipment	7,175	9,620	16,834

The following table presents the amortization expenses of intangible assets in cost of revenues by segment for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Aesthetic treatment services group	—	—	648
Wuhan Miracle	12,667	10,202	7,077
Others	9,532	9,528	9,895
Total amortization expense of intangible assets	22,199	19,730	17,620